Insurance Liabilities	12 Months Ended
Dec. 31, 2022
Insurance Liabilities
Insurance Liabilities

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2022	2021

	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$7,739.3	$10,652.3
GICs	13,787.7	12,206.0
Funding agreements	12,318.7	11,685.5
Other investment contracts	1,005.6	997.1
Total liabilities for investment contracts	34,851.3	35,540.9
Universal life and other reserves	7,390.8	7,416.4
Total contractholder funds	$42,242.1	$42,957.3

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the FHLB Des Moines under their membership funding programs. As of December 31, 2022 and 2021, $4,275.5 million and $4,252.4 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2022 and 2021, $75.6 million and $75.0 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2022 and 2021, $201.9 million and $201.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. In February 2021, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2022 and 2021, $7,765.7 million and $7,156.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the United States Securities and Exchange Commission (“SEC”).

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Balance at beginning of year	$2,659.4	$2,534.9	$2,365.5
Less: reinsurance recoverable	442.1	436.9	403.8
Net balance at beginning of year	2,217.3	2,098.0	1,961.7
Incurred:
Current year	1,664.2	1,572.5	1,376.8
Prior years	32.1	7.2	26.6
Total incurred	1,696.3	1,579.7	1,403.4
Payments:
Current year	1,093.2	1,025.0	863.8
Prior years	465.4	435.4	403.3
Total payments	1,558.6	1,460.4	1,267.1
Net balance at end of year	2,355.0	2,217.3	2,098.0
Plus: reinsurance recoverable	478.1	442.1	436.9
Balance at end of year	$2,833.1	$2,659.4	$2,534.9

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$59.7	$59.5	$57.8

Incurred liability adjustments relating to prior years, which affected current operations during 2022, 2021 and 2020, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims(1)										claims	claims

	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	2022	2022

	($ in millions)
Incurral
year
2013	$219.3	$203.3	$188.4	$190.7	$182.3	$179.5	$177.1	$173.4	$174.5	$174.5	$0.1	7,051
2014		242.2	231.4	214.4	218.1	206.2	201.9	202.0	199.3	199.8	0.1	7,604
2015			231.0	227.2	217.2	215.3	208.2	210.0	211.8	210.5	0.1	7,181
2016				229.8	228.4	219.4	219.5	214.4	218.7	221.9	0.1	6,167
2017					238.4	239.7	243.1	245.8	245.2	246.5	0.1	6,082
2018						239.4	245.1	239.2	239.8	235.3	0.1	5,774
2019							255.2	248.4	240.4	240.2	5.7	5,945
2020								252.1	231.0	221.1	8.4	5,913
2021									259.7	244.5	4.0	5,484
2022										274.3	109.8	3,422
Total net incurred claims										$2,268.6

	Net cumulative paid claims(1)
	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022

	(in millions)
Incurral
year
2013	$12.5	$55.0	$81.4	$97.0	$106.4	$116.4	$123.2	$129.0	$134.9	$139.6
2014		16.1	66.0	96.3	111.8	122.3	132.4	140.8	147.2	153.3
2015			16.9	67.0	98.0	114.6	126.8	137.1	146.5	154.0
2016				16.2	70.6	105.6	124.9	136.8	147.2	157.1
2017					17.8	76.5	115.0	135.9	151.7	165.4
2018						20.1	79.9	115.7	135.7	150.3
2019							19.2	79.7	117.5	136.4
2020								20.6	78.8	113.1
2021									19.8	79.0
2022										19.6
Total net paid claims										1,267.8
All outstanding liabilities for unpaid claims prior to 2013 net of reinsurance										239.5
Total outstanding liabilities for unpaid claims net of reinsurance										$1,240.3
(1)	2013-2021 unaudited.

Dental, Vision, STD, Critical Illness, Accident and PFML Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims(1)		claims	claims

	December 31,
	2021	2022	2022	2022

	($ in millions)
Incurral year
2021	$826.0	$814.1	$—	3,749,753
2022		924.4	56.5	4,114,456
Total net incurred claims		$1,738.5

	Net cumulative
	paid claims(1)
	December 31,
	2021	2022

	(in millions)
Incurral year
2021	$753.4	$813.3
2022		845.5
Total net paid claims		1,658.8
All outstanding liabilities for unpaid claims prior to 2021 net of reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$79.7
(1)	2021 unaudited.

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims(1)		claims	claims

	December 31,
	2021	2022	2022	2022

	($ in millions)
Incurral year
2021	$317.6	$321.5	$0.8	7,079
2022		279.3	24.7	5,368
Total net incurred claims		$600.8

	Net cumulative
	paid claims(1)
	December 31,
	2021	2022

	(in millions)
Incurral year
2021	$243.9	$314.3
2022		218.3
Total net paid claims		532.6
All outstanding liabilities for unpaid claims prior to 2021 net of reinsurance		5.0
Total outstanding liabilities for unpaid claims net of reinsurance		$73.2
(1)	2021 unaudited.

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2022
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness,
	Waiver	Accident and PFML	Group Life	Consolidated

	(in millions)
Net outstanding liabilities for unpaid claims	$1,240.3	$79.7	$73.2	$1,393.2

Reconciling items:
Reinsurance recoverable on unpaid claims	45.3	—	0.4	45.7
Impact of discounting	(209.4)	—	—	(209.4)
Liability for unpaid claims - short-duration contracts	$1,076.2	$79.7	$73.6	1,229.5
Insurance contracts other than short-duration				1,603.6
Liability for unpaid claims				$2,833.1

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2022(1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness,
Year	Waiver	Accident and PFML	Group Life
1	7.9%	91.8%	79.6%
2	24.7	8.0	18.5
3	15.4
4	8.3
5	5.8
6	5.2
7	4.3
8	3.4
9	3.2
10	2.6
(1)	Unaudited.

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group Life			Critical Illness,
	Waiver			Accident and PFML			Group Life

	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2022			$1,076.2			$79.7			$73.6
December 31, 2021			1,057.5			73.1			80.2
Range of discount rates
December 31, 2022	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2021	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2022			$209.4			$—			$—
December 31, 2021			208.0			—			—
Interest accretion
For the year ended:
December 31, 2022			$33.0			$—			$—
December 31, 2021			33.8			—			—
December 31, 2020			33.9			—			—